Royalty and Other Property Interests - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) royalty	Dec. 31, 2022 USD ($)	Sep. 01, 2023
Categories Of Royalty And Other Property Interests [Line Items]
Milestone payment	$ 0	$ 4
Impairment charge	$ 70	5,526
Barrick Gold Corporation And Barrick Affiliates And Subsidiaries [Member] | Bullion Monarch Mining, Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Claim of non payment of royalties		25,000
Contingency fee		6,175
Loss contingency, receivable, proceeds		$ 18,825
Timok | NSR Royalty That Is Uncapped
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage			0.3625%
Gediktepe Royalty
Categories Of Royalty And Other Property Interests [Line Items]
Number of royalties | royalty	2
Impairment charge	$ 5,448
Term of mine life	15 years
Change in long term prices of gold and copper result difference in recoverable amount	$ 1,027
Amount of 10 percentage increase in respective discount rates result in reduction of recoverable amount	$ 1,125
Gediktepe Royalty | NSR royalty over metals produced from the oxide zone
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage	10.00%
Ounces of gold equivalent to payment	10,000
Gediktepe Royalty | NSR royalty over metals produced from the sulfide zone
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage	2.00%
Ounces of gold equivalent to payment	25,000
Gediktepe Royalty | First Anniversary Date
Categories Of Royalty And Other Property Interests [Line Items]
Ounces of gold equivalent to payment	10,000
Milestone payment	$ 4,000
Leeville Mine
Categories Of Royalty And Other Property Interests [Line Items]
Gross smelter return royalty (in percent)	1.00%
Gold Tax Percentage	5.00%
Balya Project | Türkiye
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage	4.00%
Gold Bar South
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage	1.00%